As filed with the Securities and Exchange Commission on May 17, 2013

Securities Act File No. 33-54016

Investment Company Act File No. 811-07326

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 30	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 32	☒

GABELLI INVESTOR FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies To:

Sonia K. Kothari, Esq. Gabelli Investor Funds, Inc. One Corporate Center Rye, New York 10580-1422	Richard T. Prins, Esq. Skadden, Arps, Slate, Meagher & Flom Four Times Square, 30th Floor New York, New York 10036

It is proposed that this filing will be effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on (date) pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	or 75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI INVESTOR FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York on the 17th day of May 2013.

GABELLI INVESTOR FUNDS, INC.

/s/ Bruce N. Alpert
By: Bruce N. Alpert
President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 30 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli*	Chairman of the Board	May 17, 2013
Mario J. Gabelli

/s/ Bruce N. Alpert	President and Secretary	May 17, 2013
Bruce N. Alpert	(Principal Executive Officer)

/s/ Agnes Mullady	Treasurer	May 17, 2013
Agnes Mullady	(Principal Financial and Accounting Officer)

Anthony J. Colavita*	Director	May 17, 2013
Anthony J. Colavita

Vincent D. Enright*	Director	May 17, 2013
Vincent D. Enright

Mary E. Hauck*	Director	May 17, 2013
Mary E. Hauck

Kuni Nakamura*	Director	May 17, 2013
Kuni Nakamura

Werner J. Roeder*	Director	May 17, 2013
Werner J. Roeder

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase